ORGANIZATION AND BUSINESS BACKGROUND (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Equity Method Investment Summarized Financial Information [Line Items]
Net cash provided by (used in) operating activities	$ 100,521	$ 105,719	$ 82,463
Net cash used in investing activities	(9,888)	(49,748)	(89,570)
Net cash provided by financing activities	(10,155)	(12,197)	$ (7,413)
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Equity Method Investment Summarized Financial Information [Line Items]
Current assets	23,946	25,209
Non-current assets	167	299
Total assets	24,113	25,508
Current liabilities	17,776	19,533
Total liabilities	17,776	19,533
Net revenue	32,751	42,287
Cost of revenue	25,527	35,353
Net profit	5,521	5,521
Net cash provided by (used in) operating activities	(4,829)	(2,947)
Net cash used in investing activities	0	(184)
Net cash provided by financing activities	$ 0	$ 0